Filed with the Securities and Exchange Commission on August 16, 2006

1933 Act Registration File No. 33-12213
1940 Act File No. 811-05037
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-1A

REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933		[	X	]
Pre-Effective Amendment No.		[		]
Post-Effective Amendment No.	264	[	X	]

and/or

REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940		[	X	]
Amendment No.	265	[	X	]

(Check appropriate box or boxes.)

PROFESSIONALLY MANAGED PORTFOLIOS
(Exact Name of Registrant as Specified in Charter)

615 East Michigan Street
Milwaukee, WI 53202
(Address of Principal Executive Offices, including Zip Code)

Registrant’s Telephone Number, including Area Code: (414) 765-5348

Robert M. Slotky
Professionally Managed Portfolios
2020 E. Financial Way, Ste. 100
Glendora, CA 91741
(Name and Address of Agent for Service)

Copy to:
Julia Allecta
Paul, Hastings, Janofsky & Walker LLP
55 Second Street, 24th Floor.
San Francisco, CA 94103-0441

It is proposed that this filing will become effective (check appropriate box)
[		]	immediately upon filing pursuant to paragraph (b)
[	X	]	On August 28, 2006 pursuant to paragraph (b)
[		]	60 days after filing pursuant to paragraph (a)(1)
[		]	on (date) pursuant to paragraph (a)(1)
[		]	75 days after filing pursuant to paragraph (a)(2)
[		]	on (date) pursuant to paragraph (a)(2) of Rule 485.

If appropriate, check the following box:
[	X	]	This post-effective amendment designates a new effective date for a previously filed post- effective amendment.

EXPLANATORY NOTE
Designation of New Effective Date for Previously Filed Amendment

Post-Effective Amendment No. 256 (“the “Amendment”) was filed pursuant to Rule 485(a)(1) under the Securities Act of 1933 on June 7, 2006, and pursuant to Rule 485(a)(1) would become effective on August 7, 2006.

Post-Effective Amendment No. 263 was filed pursuant to Rule 485(b)(1)(iii) for the sole purpose of extending the date upon which the Amendment was to become effective to August 17, 2006.

This Post-Effective Amendment No. 264 is being filed pursuant to Rule 485(b)(1)(iii) for the sole purpose of designating August 28, 2006 as the new date upon which the Amendment shall become effective.

This Post-Effective Amendment No. 264 incorporates by reference the information contained in Parts A, B and C of the Amendment.

SIGNATURES

Pursuant to the requirements of the Securities Act of 1933, as amended, and the Investment Company Act of 1940, as amended, the Registrant certifies that this Post-Effective Amendment No. 264 to its Registration Statement meets all the requirements for effectiveness pursuant to Rule 485(b) of the Securities Act of 1933, as amended, and the Registrant has duly caused this Post-Effective Amendment No. 264 to its Registration Statement on Form N-1A to be signed on its behalf by the undersigned, thereunto duly authorized, in the in the City of Milwaukee and State of Wisconsin, on August 16, 2006.

Professionally Managed Portfolios

By: Robert M. Slotky*
Robert M. Slotky
President

Pursuant to the requirements of the Securities Act of 1933, as amended, this Post-Effective Amendment No. 264 to its Registration Statement has been signed below by the following persons in the capacities and on the dates indicated.

Signature	Title	Date

Steven J. Paggioli*	Trustee	August 16, 2006
Steven J. Paggioli

Dorothy A. Berry*	Trustee	August 16, 2006
Dorothy A. Berry

Wallace L. Cook*	Trustee	August 16, 2006
Wallace L. Cook

Carl A. Froebel*	Trustee	August 16, 2006
Carl A. Froebel

Rowley W. P. Redington*	Trustee	August 16, 2006
Rowley W. P. Redington

Robert M. Slotky*	President	August 16, 2006
Robert M. Slotky

/s/ Eric W. Falkeis	Treasurer and Principal	August 16, 2006
Eric W. Falkeis	Financial and Accounting Officer

*By: /s/ Eric W. Falkeis		August 16, 2006
Eric W. Falkeis Attorney-In Fact pursuant to Power of Attorney